Organization and Business Description	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Huachen AI Parking Management Technology Holding Co., Ltd (“Huachen” or the “Company”) is a company that was established under the laws of Cayman Islands as a holding company on September 30, 2021. Our main business operations are conducted through our subsidiaries in the People’s Republic of China. We are a comprehensive electric vehicle charging solutions and equipment structural parts provider.

On December 22, 2025, the Company and Hua Chen Intelligent Technology Co., Limited, a company formed under the laws of Hong Kong and a subsidiary of the Company (the “Target”) entered into a share purchase agreement (the “Agreement”) with a buyer (the “Buyer”). Pursuant to the Agreement, the Company agreed to sell and the Buyer agreed to purchase all the issued and outstanding shares of the Target at a purchase price of $50,000, which sale includes the sale of the Target’s subsidiaries, including Huachen AI Technology (Zhejiang) Co., Ltd., Zhejiang Huachen Technology Co., Ltd., Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd., Zhejiang Tiandidaochuan Parking Equipment Co., Ltd., Shanghai Tiandiricheng Parking Lots Management Co., Ltd., Shanghai Yufeng Information Technology Co., Ltd., Shanghai Tiandi Puji Parking Management Co., Ltd. Shanghai Tiandidaochuan Parking Equipment Installation Co., Ltd., and Zhejiang Xinfeng Trade Co., Ltd. Except as a party to the Agreement, the Buyer has no current or prior relationship with the Company and has no family relationship with any of the Company’s directors or officers. As a result of this transaction, the Company has discontinued its cubic parking garage business and maintenance services in mainland China. Hua Chen Intelligent Technology Co., Limited and its subsidiaries have been retrospectively reclassified as discontinued operations in all periods presented in the consolidated financial statements.

As of December 31, 2025, the Company’s subsidiaries are as follows:

			Percentage of
			direct/indirect
	Date of	Jurisdiction of	Economic
Subsidiaries	Incorporation	Formation	Ownership
Yu He Chuang Co., Ltd (“YHC HK”)	April 1, 2025	Hong Kong	100.00%
Chuang Yu He (Shanghai) Industrial Co., Ltd. (“CYH Shanghai”)	June 12, 2025	Shanghai	100.00%
Hangzhou Zhihuichong Technology Co., Ltd. (“Hangzhou ZHC”)	November 20, 2025	Zhejiang	90.00%
Jiaxing Xuchen Technology Co., Ltd. (“Jiaxing XC”)	September 9, 2025	Zhejiang	100.00%

The Company, through a series of transactions which are accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent of its subsidiaries. The reorganization involved: the formation of the Company’s wholly-owned subsidiary-YHC HK and YHC HK’s wholly owned subsidiary — CYH Shanghai.

Before and after the reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholders, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.